Note 12 - Related Party Transactions (Details Textual) - Scenario, Unspecified [Domain] - USD ($)	2 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Feb. 28, 2015	May. 14, 2013	Apr. 30, 2013	Jan. 17, 2013
Emory [Member] | Ongoing Patent Cost Reimbursements [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 179,958	$ 98,042	$ 89,885
Emory [Member] | Research Agreements [Member]
Related Party Transaction, Expenses from Transactions with Related Party		0	252,478	552,403
Members Of Board Of Directors And Management [Member]
Stock Issued During Period, Shares, New Issues	380,954
Proceeds from Issuance of Common Stock	$ 255,239
Class Of Warrant Or Right Purchase Period	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	571,432
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1
Proceeds from Issuance of Common Stock		$ 873,400	$ 1,643,333	$ 310,160
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						49,999,998
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.66		$ 0.75	$ 0.20		$ 0.50	$ 0.60	$ 0.60